Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Long-term Debt, Unclassified [Abstract]
Schedule of Debt
Borrower(s)			December 31, 2015	June 30, 2016
1.	Credit Facility		495,993	451,048
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	82,500	78,000
	2.	Mas Shipping Co.	30,625	26,500
	3.	Montes Shipping Co. and Kelsen Shipping Co.	66,000	60,000
	4.	Capetanissa Maritime Corporation	45,000	42,500
	5.	Rena Maritime Corporation	42,500	40,000
	6.	Costamare Inc.	60,463	55,388
	7.	Costamare Inc.	111,417	106,960
	8.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	193,545	185,904
	9.	Raymond Shipping Co. and Terance Shipping Co.	126,878	121,421
	10.	Costamare Inc.	68,170	62,740
	11.	Uriza Shipping S.A.	-	39,000
			827,098	818,413

Total	1,323,091	1,269,461
Less: Deferred financing costs	(4,499)	(4,409)
Total long term debt, net	1,318,592	1,265,052
Less: Long-term debt current portion	(185,259)	(189,592)
Add: Deferred financing costs, current portion	1,431	1,476
Total long term debt, non-current, net	1,134,764	1,076,936

Schedule of Maturities of Long-Term Debt
Year ending December 31,	Amount
2016	90,339
2017	180,679
2018	559,466
2019	65,816
2020	246,701
2021	19,500
1,162,501

Schedule of financing costs
Balance, December 31, 2015	4,499
Additions	682
Amortization	(772)
Balance, June 30, 2016	4,409
Less: Current portion of financing costs	(1,476)
Financing costs, non-current portion	2,933